Income Tax - Schedule of Net Operating Loss Carry Forwards (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	¥ 81,098,831	¥ 135,725,701	¥ 173,464,614
Tax Year 2024 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss			44,132,171
Tax Year 2025 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss		60,945,797	60,945,797
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	37,302,210	37,302,210	37,302,210
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	23,478,321	23,478,321	23,478,321
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	7,606,115	7,606,115	7,606,115
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	6,393,258	6,393,258
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Total net operating loss	¥ 6,318,927